Private Capital Management Value Fund
PRIVATE CAPITAL MANAGEMENT VALUE FUND

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Class A Shares

Class C Shares

Class I Shares

Class R Shares

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated April 11, 2018 to the Private Capital Management Value Fund (the “Fund”) Prospectus and Summary Prospectus dated September 1, 2017, each as may be amended or supplemented from time to time

The information in this supplement updates and amends certain information contained in the Prospectus and Summary Prospectus for the Fund and should be read in conjunction with such documents.

Effective immediately, the performance table and accompanying footnotes with respect to the Fund under the heading “Average Annual Total Returns” in the Fund Summary section of the Fund’s Prospectus on page 4 are deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Period Ended December 31, 2016
Average Annual Total Returns - Private Capital Management Value Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	[1]	11.89%	11.17%	3.58%	14.29%	Jan. 01, 1987
Class I | After Taxes on Distributions	[1]	11.22%	10.08%	3.00%	14.08%	Jan. 01, 1987
Class I | After Taxes on Distributions and Sales	[1]	6.74%	8.78%	2.74%	13.25%	Jan. 01, 1987
Class I | S&P 500 Index (reflects no deductions for fees, expenses or taxes) [Member]	[1],[2]	11.96%	14.66%	6.95%	10.16%	Jan. 01, 1987
Class I | Russell 2000 Index (reflects no deductions for fees, expenses or taxes) [Member]	[1],[3]	21.31%	14.46%	7.07%	9.62%	Jan. 01, 1987
Class A	[4]	6.05%	9.75%	2.80%	13.73%	Jan. 01, 1987
Class A | S&P 500 Index (reflects no deductions for fees, expenses or taxes) [Member]	[2],[4]	11.96%	14.66%	6.95%	10.16%	Jan. 01, 1987
Class A | Russell 2000 Index (reflects no deductions for fees, expenses or taxes) [Member]	[3],[4]	21.31%	14.46%	7.07%	9.62%	Jan. 01, 1987
[1]	Performance shown for the period from January 1, 1987 to May 28, 2010 is the performance of a corporate defined contribution plan account (the "Predecessor Account"), which transferred its assets to the Fund in connection with the Fund's commencement of operations on May 28, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Predecessor Account's performance has been adjusted to reflect the monthly deduction of the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement applicable to Class I shares of the Fund effective at the Fund's commencement of operations on May 28, 2010. Class A shares were initially issued on October 6, 2010. The Class C shares and the Class R shares have not been issued.
[2]	The S&P 500 Index is a market-value weighted unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation, which are generally representative of the U.S. stock market as a whole.
[3]	The Russell 2000 Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
[4]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.00%. Performance shown for the periods prior to October 6, 2010, is the performance of the Class I shares, which includes the performance of the Predecessor Account for the period from January 1, 1987 to May 28, 2010 (see footnote 1 above), adjusted to reflect the monthly deduction of the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement applicable to Class A shares effective at the commencement of operations of Class A shares on October 6, 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares; after-tax returns for Class C, Class A and Class R shares will vary. The Class C shares and the Class R shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses. The Predecessor Account was not registered as a mutual fund under the Investment Company Act of 1940, as amended ("1940 Act"), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and Internal Revenue Code of 1986, as amended. If the Predecessor Account had been registered under the 1940 Act its performance may have been different.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE